Goodwill And Other Intangibles (Estimated Future Aggregate Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangibles [Abstract]
2013	$ 67
2014	64
2015	61
2016	50
2017	45
Subsequent years	182
Net Carrying Amount	$ 469	$ 401